Equity	12 Months Ended
Mar. 31, 2018
Disclosure of Share Capital Explanatory [Abstract]
Equity
15. Equity

	For the Year Ended March 31, 2018			For the Year Ended March 31, 2017
	Number	Amount		Number	Amount
Authorized share capital	240,000,000	Rs.	1,200	240,000,000	Rs.	1,200
Fully paid up share capital
Opening number of equity shares/share capital	165,741,713	Rs.	829	170,607,653	Rs.	853
Add: Issue of equity shares on exercise of options	169,194		1	211,564		1
Less: Buyback of equity shares	-		-	(5,077,504)		(25)
Closing number of equity shares/share capital	165,910,907	Rs.	830	165,741,713	Rs.	829

The Company presently has only one class of equity shares and the par value of each share is Rs.5. For all matters submitted to vote in a shareholders meeting of the Company, every holder of an equity share, as reflected in the records of the Company as on the record date set for the shareholders meeting, shall have one vote in respect of each share held.

Should the Company declare and pay any dividends, such dividends will be paid in Indian rupees to each holder of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date. Indian law on foreign exchange governs the remittance of dividends outside India.

In the event of liquidation of the Company, all preferential amounts, if any, shall be discharged by the Company. The remaining assets of the Company shall be distributed to the holders of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date.

Final dividends on equity shares (including dividend tax on distribution of such dividends) are recorded as a liability on the date of their approval by the shareholders and interim dividends are recorded as a liability on the date of declaration by the Company’s Board of Directors. The details of dividends paid by the Company are as follows:

	For the Year Ended March 31,
	2018		2017		2016
Dividend per share	Rs.	20	Rs.	20	Rs.	20
Dividend distribution tax on the dividend paid		675		78		695
Dividend paid during the year		3,317		3,312		3,411

Buyback of equity shares

The Board of Directors of the Company, in their meeting held on February 17, 2016, approved a proposal to buy back equity shares of the Company, subject to approval by the Company’s shareholders, for an aggregate amount not exceeding Rs.15,694 and at a price not exceeding Rs.3,500 per equity share. The plan involved the purchase of such shares from shareholders of the Company (including persons who become shareholders by cancelling American Depository Shares and receiving underlying equity shares, and excluding the promoters and promoter group of the Company) under the open market route in accordance with the provisions contained in the Securities and Exchange Board of India (Buy Back of Securities) Regulations, 1998 and the Companies Act, 2013 and rules made thereunder. The shares bought back under this plan were required to be extinguished in accordance with the provisions of the Securities and Exchange Board of India (Buy Back of Securities) Regulations, 1998 and the Companies Act, 2013 and rules made thereunder.

The Company’s shareholders approved the buyback plan on April 1, 2016, and implementation of the buyback plan commenced on April 18, 2016 and ended on June 28, 2016.

Under this plan, the Company bought back and extinguished 5,077,504 equity shares for an aggregate purchase price of Rs.15,694. The aggregate face value of the equity shares bought back was Rs.25.

Proposed dividend

At the Company’s Board of Directors’ meeting held on May 22, 2018, the Board proposed a dividend of Rs.20 per share and aggregating to Rs.3,318, which is subject to the approval of the Company’s shareholders. Upon such approval, there will be an additional cash outflow of Rs.682 for payment of dividend distribution tax thereon.